UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Jessica Seidlitz 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111_

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2013

Date of reporting period:_December 31, 2012

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.6%)
43,700	Aaron’s, Inc.	$1,235,836
1,800	AutoZone, Inc.†	637,974
37,300	Bed Bath & Beyond, Inc.†	2,085,443
64,400	Comcast Corp., Class A	2,407,272
14,300	Darden Restaurants, Inc.	644,501
55,000	DIRECTV†	2,758,800
32,500	Discovery Communications, Inc., Class A†	2,063,100
50,300	Dollar Tree, Inc.†	2,040,168
24,100	Family Dollar Stores, Inc.	1,528,181
11,000	Genuine Parts Co.	699,380
21,200	Hibbett Sports, Inc.†	1,117,240
84,400	Home Depot, Inc.	5,220,140
35,300	Jarden Corp.†	1,825,010
25,349	JOS A. Bank Clothiers, Inc.†	1,079,360
84,400	LKQ Corp.†	1,780,840
8,500	McGraw-Hill Cos., Inc.	464,695
41,640	Nike, Inc., Class B	2,148,624
30,700	Nordstrom, Inc.	1,642,450
33,400	Omnicom Group, Inc.	1,668,664
27,500	Ross Stores, Inc.	1,489,125
26,200	Target Corp.	1,550,254
33,800	Tiffany & Co.	1,938,092
109,900	TJX Cos., Inc.	4,665,255
31,600	Tractor Supply Co.	2,792,176
16,100	Tupperware Brands Corp.	1,032,010
13,000	Urban Outfitters, Inc.†	511,680
15,300	V.F. Corp.	2,309,841
51,700	Viacom, Inc., Class B	2,726,658
99,800	Walt Disney Co.	4,969,042
18,400	Wolverine World Wide, Inc.(a)	754,032

Total Common Stocks (Cost $51,167,971)		57,785,843

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (1.2%)
716,680	State Street Navigator Prime Portfolio, 0.26%	$716,680

Total Collateral for Securities on Loan (Cost $716,680)		716,680
Total Investments 100.8% (Cost $51,884,651)		58,502,523
Liabilities Less Other Assets (0.8)%		(458,757)

Net Assets 100.0%		$58,043,766

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

2      SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	99.6%

99.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

December 31, 2012 (Unaudited)

Apparel Retail	13.3%
Movies & Entertainment	13.3%
Specialty Stores	10.1%
Home Improvement Retail	9.0%
Cable & Satellite	8.9%
General Merchandise Stores	8.8%
Homefurnishing Retail	5.7%
Footwear	5.0%
Housewares & Specialties	4.9%
Distributors	4.3%
Apparel, Accessories & Luxury Goods	4.0%
Broadcasting	3.6%
Advertising	2.9%
Department Stores	2.8%
Automotive Retail	1.1%
Restaurants	1.1%
Publishing	0.8%

99.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.4%)
41,100	Altria Group, Inc.	$1,291,362
52,900	Archer-Daniels-Midland Co.	1,448,931
7,900	Boston Beer Co., Inc., Class A† (a)	1,062,155
1,700	British American Tobacco PLC, ADR	172,125
23,300	Brown-Forman Corp., Class B	1,473,725
8,600	Bunge, Ltd.	625,134
22,600	Casey’s General Stores, Inc.	1,200,060
57,200	Coca-Cola Co.	2,073,500
5,100	Colgate-Palmolive Co.	533,154
33,500	Costco Wholesale Corp.	3,308,795
35,400	CVS Caremark Corp.	1,711,590
17,500	Dollar Tree, Inc.†	709,800
10,600	Energizer Holdings, Inc.	847,788
6,600	Family Dollar Stores, Inc.	418,506
20,000	General Mills, Inc.	808,200
7,600	HJ Heinz Co.	438,368
25,800	Hormel Foods Corp.	805,218
16,600	Ingredion, Inc.	1,069,538
30,700	Kimberly-Clark Corp.	2,592,001
26,400	Kroger Co.	686,928
18,500	Lorillard, Inc.	2,158,395
10,800	McCormick & Co., Inc.	686,124
25,100	Nestle S.A., ADR	1,635,767
14,200	PepsiCo, Inc.	971,706
43,900	Philip Morris International, Inc.	3,671,796
30,500	Procter & Gamble Co.	2,070,645
47,300	Reynolds American, Inc.	1,959,639
17,400	Target Corp.	1,029,558
13,200	Unilever PLC, ADR	511,104
21,500	United Natural Foods, Inc.†	1,152,185
59,200	Wal-Mart Stores, Inc.	4,039,216
40,700	Walgreen Co.	1,506,307

Total Common Stocks (Cost $42,344,243)		44,669,320

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.3%)
1,018,804	State Street Navigator Prime Portfolio, 0.26%	$1,018,804

Total Collateral for Securities on Loan (Cost $1,018,804)		1,018,804
Short-Term Investments (0.5%)
$222,893	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	222,893

Total Short-Term Investments (Cost $222,893)		222,893
Total Investments 102.2% (Cost $43,585,940)		45,911,017
Liabilities Less Other Assets (2.2)%		(991,701)

Net Assets 100.0%		$44,919,316

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Staples	94.6%
Consumer Discretionary	4.8%

99.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

December 31, 2012 (Unaudited)

Tobacco	20.6%
Hypermarkets & Super Centers	16.3%
Household Products	13.4%
Packaged Foods & Meats	10.9%
Drug Retail	7.1%
Agricultural Products	7.0%
Soft Drinks	6.8%
General Merchandise Stores	4.8%
Food Retail	4.2%
Distillers & Vintners	3.3%
Food Distributors	2.6%
Brewers	2.4%

99.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (100.0%)
125,300	Apache Corp.	$9,836,050
331,600	Atwood Oceanics, Inc.†	15,183,964
231,800	Cameron International Corp.†	13,087,428
501,900	Chevron Corp.	54,275,466
27,000	CNOOC, Ltd., ADR	5,940,000
464,500	ConocoPhillips	26,936,355
111,300	Core Laboratories NV	12,166,203
74,300	Diamond Offshore Drilling, Inc.(a)	5,049,428
294,500	Dril-Quip, Inc.†	21,513,225
193,600	Energen Corp.	8,729,424
232,600	Energy Transfer Partners L.P.	9,985,518
243,800	ENI SpA, ADR	11,980,332
193,900	Ensco PLC, Class A	11,494,392
44,800	EOG Resources, Inc.	5,411,392
679,400	Exxon Mobil Corp.	58,802,070
274,500	FMC Technologies, Inc.†	11,756,835
381,300	HollyFrontier Corp.	17,749,515
292,000	Marathon Petroleum Corp.	18,396,000
181,100	National Oilwell Varco, Inc.	12,378,185
171,200	Newfield Exploration Co.†	4,584,736
470,900	Noble Corp.	16,396,738
319,300	Oceaneering International, Inc.	17,175,147
119,500	Oil States International, Inc.†	8,549,030
365,550	Phillips 66	19,410,705
145,800	Pioneer Natural Resources Co.	15,540,822
171,300	Royal Dutch Shell PLC, ADR	11,811,135
465,600	Schlumberger, Ltd.	32,261,424
226,500	Tenaris S.A., ADR(a)	9,494,880
630,000	Tesoro Corp.	27,751,500
257,200	Ultrapar Participacoes S.A., ADR	5,730,416
1,037,000	Valero Energy Corp.	35,382,440
357,100	Western Refining, Inc.(a)	10,066,649

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

426,900	Williams Cos., Inc.	$13,976,706

Total Common Stocks (Cost $503,221,678)		558,804,110
Collateral for Securities on Loan (3.0%)
16,808,833	State Street Navigator Prime Portfolio, 0.26%	16,808,833

Total Collateral for Securities on Loan (Cost $16,808,833)		16,808,833
Total Investments 103.0% (Cost $520,030,511)		575,612,943
Liabilities Less Other Assets (3.0)%		(16,842,486)

Net Assets 100.0%		$558,770,457

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

December 31, 2012 (Unaudited)

Energy	100.0%

100.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

December 31, 2012 (Unaudited)

Integrated Oil & Gas	29.3%
Oil & Gas Equipment & Services	24.8%
Oil & Gas Refining & Marketing	23.0%
Oil & Gas Exploration & Production	9.0%
Oil & Gas Drilling	8.6%
Oil & Gas Storage & Transportation	5.3%

100.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (98.6%)
11,100	ACE, Ltd.	$885,780
7,900	Affiliated Managers Group, Inc.†	1,028,185
15,900	Aflac, Inc.	844,608
11,200	American Express Co.	643,776
16,900	Aon PLC	939,640
35,800	BB&T Corp.	1,042,138
22,200	Capital One Financial Corp.	1,286,046
7,400	Chubb Corp.	557,368
65,700	DFC Global Corp.†	1,216,107
15,200	Discover Financial Services	585,960
44,900	Federated Investors, Inc., Class B	908,327
25,700	First Cash Financial Services, Inc.†	1,275,234
10,000	FirstService Corp.†	282,600
8,600	Franklin Resources, Inc.	1,081,020
5,800	Goldman Sachs Group, Inc.	739,848
85,500	Janus Capital Group, Inc.	728,460
77,500	JPMorgan Chase & Co.	3,407,675
6,000	M&T Bank Corp.	590,820
26,100	Moody’s Corp.	1,313,352
33,100	NASDAQ OMX Group, Inc.	827,831
34,200	Northern Trust Corp.	1,715,472
12,500	PNC Financial Services Group, Inc.	728,875
23,100	Principal Financial Group, Inc.	658,812
82,800	SEI Investments Co.	1,932,552
9,800	T Rowe Price Group, Inc.	638,274
77,700	U.S. Bancorp	2,481,738
28,200	Waddell & Reed Financial, Inc., Class A	981,924
162,600	Wells Fargo & Co.	5,557,668
12,400	World Acceptance Corp.†	924,544

Total Common Stocks (Cost $31,345,718)		35,804,634

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value

Short-Term Investments (0.1%)
$ 16,898	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	$16,898

Total Short-Term Investments (Cost $16,898)		16,898
Total Investments 98.7% (Cost $31,362,616)		35,821,532
Other Assets Less Liabilities 1.3%		482,075

Net Assets 100.0%		$36,303,607

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

2      SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

December 31, 2012 (Unaudited)

Financial	98.6%

98.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

December 31, 2012 (Unaudited)

Asset Management & Custody Banks	24.8%
Diversified Banks	22.1%
Consumer Finance	16.4%
Other Diversified Financial Services	9.4%
Regional Banks	6.5%
Specialized Finance	5.9%
Life & Health Insurance	4.1%
Property & Casualty Insurance	4.0%
Insurance Brokers	2.6%
Investment Banking & Brokerage	2.0%
Real Estate Services	0.8%

98.6%

      Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value

Common Stocks (99.0%)
97,700	Abbott Laboratories	$6,399,350
19,100	Alexion Pharmaceuticals, Inc.†	1,791,771
8,600	Allergan, Inc.	788,878
23,200	Amerisource-Bergen Corp.	1,001,776
62,300	Amgen, Inc.	5,377,736
22,900	AstraZeneca PLC, ADR	1,082,483
27,300	Baxter International, Inc.	1,819,818
9,200	Becton, Dickinson & Co.	719,348
35,000	Bio-Reference Labs, Inc.† (a)	1,004,150
34,300	Cardinal Health, Inc.	1,412,474
55,900	Celgene Corp.†	4,400,448
25,474	Cerner Corp.†	1,977,801
13,925	Computer Programs & Systems, Inc.	700,985
36,000	Covidien PLC	2,078,640
64,000	Cubist Pharmaceuticals, Inc.†	2,691,840
26,213	Eli Lilly & Co.	1,292,825
37,735	Express Scripts, Inc.†	2,037,690
70,841	Gilead Sciences, Inc.†	5,203,271
20,100	GlaxoSmithKline PLC, ADR	873,747
73,400	Hospira, Inc.†	2,293,016
51,300	Johnson & Johnson	3,596,130
12,400	Laboratory Corp. of America Holdings†	1,074,088
14,300	McKesson Corp.	1,386,528
63,200	Medtronic, Inc.	2,592,464
191,800	Merck & Co., Inc.	7,852,292
46,000	Mylan, Inc.†	1,264,080
22,200	Novartis AG, ADR	1,405,260
25,600	Patterson Cos., Inc.	876,288
369,300	PDL BioPharma, Inc.(a)	2,603,565
482,300	Pfizer, Inc.	12,096,084
53,300	Questcor Pharmaceuticals, Inc.(a)	1,424,176
40,000	ResMed, Inc.(a)	1,662,800
15,500	Salix Pharmaceuticals, Ltd.†	627,440
24,800	Sanofi-Aventis S.A., ADR	1,175,024

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
43,700	St Jude Medical, Inc.	$1,579,318
34,600	Stryker Corp.	1,896,772
60,900	Teva Pharmaceutical Industries, Ltd., ADR	2,274,006
48,300	United Therapeutics Corp.†	2,580,186
10,500	Varian Medical Systems, Inc.†	737,520
34,080	Watson Pharmaceuticals, Inc.†	2,930,880

Total Common Stocks (Cost $85,127,725)		96,582,948
Collateral for Securities on Loan (6.6%)
6,439,584	State Street Navigator Prime Portfolio, 0.26%	6,439,584

Total Collateral for Securities on Loan (Cost $6,439,584)		6,439,584
Short-Term Investments (1.0%)
$1,017,196	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	1,017,196

Total Short-Term Investments (Cost $1,017,196)		1,017,196
Total Investments 106.6% (Cost $92,584,505)		104,039,728
Liabilities Less Other Assets (6.6)%		(6,486,070)

Net Assets 100.0%		$97,553,658

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

December 31, 2012 (Unaudited)

Health Care	99.0%

99.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

December 31, 2012 (Unaudited)

Pharmaceuticals	48.6%
Biotechnology	25.3%
Health Care Equipment	13.4%
Health Care Distributors	4.8%
Health Care Services	4.2%
Health Care Technology	2.7%

99.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.4%)
13,000	3M Co.	$1,207,050
25,000	AMETEK, Inc.	939,250
5,000	Boeing Co.	376,800
3,000	Canadian National Railway Co.	273,030
18,000	Caterpillar, Inc.	1,612,440
15,000	Cintas Corp.	613,500
20,000	Crane Co.	925,600
30,000	CSX Corp.	591,900
15,000	Danaher Corp.	838,500
5,000	Deere & Co.	432,100
20,000	Delta Air Lines, Inc.†	237,400
20,000	Dover Corp.	1,314,200
10,000	Eaton Corp.	542,000
5,000	Emerson Electric Co.	264,800
25,000	Fastenal Co.	1,167,250
4,000	FedEx Corp.	366,880
23,000	Fluor Corp.	1,351,020
15,000	General Dynamics Corp.	1,039,050
90,000	General Electric Co.	1,889,100
20,000	Healthcare Services Group, Inc.	464,600
20,000	HEICO Corp.(a)	895,200
15,000	Honeywell International, Inc.	952,050
10,000	Hubbell, Inc., Class B	846,300
10,000	IDEX Corp.	465,300
2,500	Illinois Tool Works, Inc.	152,025
6,000	Joy Global, Inc.	382,680
10,000	Landstar System, Inc.	524,600
15,000	MSC Industrial Direct Co., Class A	1,130,700
15,000	Norfolk Southern Corp.	927,600
5,000	Parker Hannifin Corp.	425,300
8,000	Raytheon Co.	460,480
10,000	Regal-Beloit Corp.	704,700
7,000	Ryder System, Inc.	349,510
18,000	Union Pacific Corp.	2,262,960

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,000	United Continental Holdings†	$233,800
5,000	United Parcel Service, Inc., Class B	368,650
35,000	United Technologies Corp.	2,870,350
20,000	URS Corp.	785,200
8,000	WW Grainger, Inc.	1,618,960

Total Common Stocks (Cost $28,518,066)		32,802,835
Collateral for Securities on Loan (2.6%)
845,500	State Street Navigator Prime Portfolio, 0.26%	845,500

Total Collateral for Securities on Loan (Cost $845,500)		845,500
Short-Term Investments (0.5%)
$ 166,590	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	166,590

Total Short-Term Investments (Cost $166,590)		166,590
Total Investments 102.5% (Cost $29,530,156)		33,814,925
Liabilities Less Other Assets (2.5)%		(837,381)

Net Assets 100.0%		$32,977,544

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

2      SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

December 31, 2012 (Unaudited)

Industrials	99.4%

99.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

December 31, 2012 (Unaudited)

Aerospace & Defense	20.0%
Railroads	12.3%
Industrial Conglomerates	11.9%
Trading Companies & Distributors	11.9%
Industrial Machinery	10.0%
Electrical Components & Equipment	9.9%
Construction & Farm Machinery & Heavy Trucks	7.4%
Construction & Engineering	6.5%
Diversified Support Services	3.3%
Trucking	2.6%
Air Freight & Logistics	2.2%
Airlines	1.4%

99.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.5%)
34,600	Accenture PLC, Class A	$2,300,900
51,300	Amdocs, Ltd.	1,743,687
24,500	Apple, Inc.	13,059,235
62,700	Applied Materials, Inc.	717,288
39,000	ATMI, Inc.†	814,320
41,400	Automatic Data Processing, Inc.	2,360,214
31,300	CACI International, Inc., Class A†	1,722,439
87,810	Cisco Systems, Inc.	1,725,466
28,400	Cognizant Technology Solutions Corp., Class A†	2,103,020
14,700	eBay, Inc.†	749,994
92,300	EMC Corp.†	2,335,190
15,700	F5 Networks, Inc.†	1,525,255
18,000	Fair Isaac Corp.	756,540
26,600	Fidelity National Information Services, Inc.	925,946
24,300	Global Payments, Inc.	1,100,790
7,200	Google, Inc., Class A†	5,107,464
38,400	Informatica Corp.†	1,164,288
26,400	Infosys Technologies, Ltd., ADR(a)	1,116,720
88,000	Intel Corp.	1,815,440
33,300	International Business Machines Corp.	6,378,615
24,300	Intuit, Inc.	1,445,850
3,900	Mastercard, Inc., Class A	1,915,992
106,395	Mentor Graphics Corp.†	1,810,843
155,600	Microsoft Corp.	4,159,188
69,400	Oracle Corp.	2,312,408
71,000	Perficient, Inc.†	836,380
123,600	QLogic Corp.†	1,202,628
53,600	QUALCOMM, Inc.	3,324,272
26,567	ScanSource, Inc.†	844,034
43,600	Synaptics, Inc.†	1,306,692
14,300	Syntel, Inc.	766,337
15,000	Tyler Technologies, Inc.†	726,600
14,100	Visa, Inc., Class A	2,137,278
45,200	Western Digital Corp.	1,920,548

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
46,300	Western Union Co.	$630,143
249,900	Xerox Corp.	1,704,318
16,500	Zebra Technologies Corp., Class A†	648,120

Total Common Stocks (Cost $60,961,393)		77,214,442
Collateral for Securities on Loan (1.4%)
1,072,170	State Street Navigator Prime Portfolio, 0.26%	1,072,170

Total Collateral for Securities on Loan (Cost $1,072,170)		1,072,170
Total Investments 101.9% (Cost $62,033,563)		78,286,612
Liabilities Less Other Assets (1.9)%		(1,460,324)

Net Assets 100.0%		$76,826,288

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

ADR	American Depositary Receipt

2      SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

December 31, 2012 (Unaudited)

Information Technology	100.5%

100.5%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

December 31, 2012 (Unaudited)

IT Consulting & Other Services	20.0%
Computer Hardware	17.0%
Data Processing & Outsourced Services	12.8%
Computer Storage & Peripherals	8.8%
Internet Software & Services	8.7%
Communications Equipment	8.5%
Systems Software	8.4%
Application Software	7.7%
Office Electronics	3.1%
Semiconductors	2.4%
Semiconductor Equipment	2.0%
Technology Distributors	1.1%

100.5%

      Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.4%)
25,000	Air Products & Chemicals, Inc.	$2,100,500
15,000	Airgas, Inc.	1,369,350
10,000	Albemarle Corp.	621,200
8,000	Aptargroup, Inc.	381,760
10,000	Archer-Daniels-Midland Co.	273,900
12,000	Ashland, Inc.	964,920
15,000	Bemis Co., Inc.	501,900
25,000	Buckeye Technologies, Inc.	717,750
5,000	Celanese Corp.	222,650
2,500	CF Industries Holdings, Inc.	507,900
25,000	Commercial Metals Co.	371,500
80,000	Dow Chemical Co.	2,585,600
70,000	E.I. du Pont de Nemours & Co.	3,147,900
40,000	Ecolab, Inc.	2,876,000
30,000	FMC Corp.	1,755,600
60,000	Freeport-McMoRan Copper & Gold, Inc.	2,052,000
25,000	HB Fuller Co.	870,500
30,000	Monsanto Co.	2,839,500
7,000	Mosaic Co.	396,410
32,000	Newmont Mining Corp.	1,486,080
3,000	Norfolk Southern Corp.	185,520
50,000	Nucor Corp.	2,159,000
17,000	Praxair, Inc.	1,860,650
10,000	Reliance Steel & Aluminum Co.	621,000
22,000	RPM International, Inc.	645,920
20,000	Sigma-Aldrich Corp.	1,471,600
25,000	Silgan Holdings, Inc.	1,039,750
6,000	Silver Wheaton Corp.	216,480
55,000	Steel Dynamics, Inc.	755,150
5,000	Union Pacific Corp.	628,600
10,000	Valspar Corp.	624,000

Total Common Stocks (Cost $29,919,664)		36,250,590

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Short-Term Investments (0.0%)
$ 7,683 State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	$7,683

Total Short-Term Investments (Cost $7,683)	7,683
Total Investments 100.4% (Cost $29,927,347)	36,258,273
Liabilities Less Other Assets (0.4)%	(144,305)

Net Assets 100.0%	$36,113,968

The accompanying notes are an integral part of the Schedule of Investments.

2      SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

December 31, 2012 (Unaudited)

Materials	97.4%
Industrials	2.2%
Consumer Staples	0.8%

100.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

December 31, 2012 (Unaudited)

Specialty Chemicals	23.0%
Diversified Chemicals	20.7%
Industrial Gases	14.8%
Steel	10.8%
Fertilizers & Agricultural Chemicals	10.4%
Diversified Metals & Mining	5.7%
Gold	4.1%
Metal & Glass Containers	3.9%
Railroads	2.2%
Paper Products	2.0%
Paper Packaging	1.4%
Other Industries (each less than 1%)	1.4%

100.4%

      Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (103.0%)
7,100	AGL Resources, Inc.	$283,787
25,600	Allete, Inc.	1,049,088
68,000	American Electric Power Co., Inc.	2,902,240
18,400	American Water Works Co., Inc.	683,192
7,300	Atmos Energy Corp.	256,376
20,900	Avista Corp.	503,899
31,900	Dominion Resources, Inc. of Virginia	1,652,420
26,000	Duke Energy Corp.	1,658,800
28,200	Integrys Energy Group, Inc.	1,472,604
8,200	Laclede Group, Inc.	316,602
22,700	MDU Resources Group, Inc.	482,148
12,500	NextEra Energy, Inc.	864,875
34,400	PG&E Corp.	1,382,192
12,100	PPL Corp.	346,423
42,800	Public Service Enterprise Group, Inc.	1,309,680
35,700	SCANA Corp.	1,629,348
17,700	Sempra Energy	1,255,638
16,600	South Jersey Industries, Inc.	835,478
78,000	Southern Co.	3,339,180
31,000	Vectren Corp.	911,400
50,000	Westar Energy, Inc.	1,431,000
33,900	Wisconsin Energy Corp.	1,249,215
74,900	Xcel Energy, Inc.	2,000,579

Total Common Stocks (Cost $26,662,478)		27,816,164
Total Investments 103.0% (Cost $26,662,478)		27,816,164
Liabilities Less Other Assets (3.0)%		(798,579)

Net Assets 100.0%		$27,017,585

The accompanying notes are an integral part of the Schedule of Investments.

1      SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

December 31, 2012 (Unaudited)

Utilities	103.0%

103.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

December 31, 2012 (Unaudited)

Multi-Utilities	51.3%
Electric Utilities	42.9%
Gas Utilities	6.3%
Water Utilities	2.5%

103.0%

      Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.3%)
65,000	Advanced Info Service PCL*	$447,057
11,000	AGL Energy, Ltd.*	176,837
20,200	Aisin Seiki Co., Ltd.*	630,788
24,400	Amcor, Ltd.*	206,222
12,000	Ansell, Ltd.*	192,308
215,000	Astra International Tbk PT*	170,312
41,000	Aurizon Holdings, Ltd.*	161,228
5,600	Baidu, Inc., ADR† **	561,624
411,000	Bank Negara Indonesia Persero Tbk PT*	158,404
806,000	Bank Rakyat Indonesia Persero Tbk PT*	584,555
42,700	BHP Billiton, Ltd.*	1,667,026
381,000	Bumi Armada Bhd* †	497,567
1,500,000	BW Plantation Tbk PT*	215,680
46,512	Celltrion, Inc.* †	1,135,813
650,000	Chaoda Modern Agriculture Holdings, Ltd.*** † (a)	57,865
3,000	Cheil Industries, Inc.* †	265,190
120,000	China Shineway Pharmaceutical Group, Ltd.*	204,418
217,000	China ZhengTong Auto Services Holdings, Ltd.* †	152,773
135,000	CIMB Group Holdings Bhd*	337,921
16,000	Coca-Cola Amatil, Ltd.*	224,853
8,500	Coca-Cola West Co., Ltd.* (b)	131,243
180,000	ComfortDelGro Corp., Ltd.* (b)	264,802
42,000	Computershare, Ltd.*	396,211
146,000	CP ALL PCL*	219,537
65,400	Crown, Ltd.*	730,908
5,200	Don Quijote Co., Ltd.*	191,286
3,300	East Japan Railway Co.*	213,392
724,000	Ezion Holdings, Ltd.*	1,023,250
100,000	Fisher & Paykel Healthcare Corp., Ltd.*	204,940
208,000	Genting Malaysia BHD*	242,822
37,000	Hengan International Group Co., Ltd.*	337,189
26,100	Honda Motor Co., Ltd.*	966,604
53,900	Hong Leong Bank Bhd*	261,216
1,550	Hyundai Glovis Co., Ltd.* †	322,617

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,790	Hyundai Mobis* †	$756,952
7,500	Hyundai Motor Co.* †	1,546,080
250,000	Indomobil Sukses Internasional Tbk PT*	137,813
174,000	Insurance Australia Group, Ltd.*	857,009
25,000	Japan Tobacco, Inc.*	706,234
14,000	JSR Corp.*	267,227
5,000	Kakaku.com, Inc.* (b)	165,066
35,000	Kasikornbank PCL*	222,723
4,000	KDDI Corp.*	282,789
14,000	Koito Manufacturing Co., Ltd.*	204,177
15,300	Konami Corp.*	344,545
17,100	Korea Aerospace Industries, Ltd.* †	414,639
29,200	Korean Reinsurance Co.*	314,648
11,000	Kose Corp.*	230,048
65,000	KPJ Healthcare Bhd*	122,268
656,250	Krung Thai Bank PCL*	423,762
4,000	KT&G Corp.* †	302,777
22,500	Kuraray Co., Ltd.*	294,956
11,100	LG Fashion Corp.* †	325,928
368,000	M1, Ltd.* (b)	818,436
70,000	Marubeni Corp.* (b)	502,266
26,000	Medusa Mining, Ltd.*	148,112
43,407	Meritz Fire & Marine Insurance Co., Ltd.*	575,157
4,300	Miraca Holdings, Inc.*	173,379
353,000	Mitra Adiperkasa Tbk PT*	243,972
80,000	Mitsubishi Gas Chemical Co., Inc.*	490,709
17,000	Mitsubishi Tanabe Pharma Corp.*	221,708
1,700	NCSoft Corp.* †	240,564
4,000	Nidec Corp.* (b)	233,595
7,800	Nippon Telegraph & Telephone Corp.*	328,403
1,950	Nitori Holdings Co., Ltd.*	142,870
12,300	Nitto Denko Corp.*	605,758
1,000	NongShim Co., Ltd.* †	253,607
11,000	Orica, Ltd.*	289,368
15,200	Origin Energy, Ltd.*	186,849
4,800	Otsuka Corp.*	363,171
194,000	Parkson Holdings Bhd*	331,677
38,000	PPB Group Bhd**	144,147
71,000	Primary Health Care, Ltd.* (b)	296,204
192,072	PTT Global Chemical PCL*	444,373

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
66,400	PTT PCL*	$725,907
10,600	Rio Tinto, Ltd.*	745,275
2,050	S1 Corp.* †	134,011
42,000	SAI Global, Ltd.* (b)	186,593
970	Samsung Electronics Co., Ltd.*	1,393,696
32,500	Seek, Ltd.*	240,171
15,000	Sega Sammy Holdings, Inc.*	253,190
15,600	Seven & I Holdings Co., Ltd.*	439,776
500,000	Shenguan Holdings Group, Ltd.*	272,916
1,800	Shimamura Co., Ltd.*	174,916
17,000	Shionogi & Co., Ltd.*	283,285
877,000	Sihuan Pharmaceutical Holdings Group, Ltd.*	389,298
90,000	Singapore Telecommunications, Ltd.*	244,530
4,500	SK C&C Co., Ltd.* †	434,157
2,100	SK Telecom Co., Ltd.*	299,422
6,200	Softbank Corp.*	227,175
6,300	Sohu.com, Inc.† ** (b)	298,242
40,000	Sumitomo Rubber Industries, Ltd.* (b)	483,692
9,200	Sundrug Co., Ltd.*	314,681
61,000	Telstra Corp., Ltd.*	277,960
4,400	Terumo Corp.*	174,724
118,000	Thai Union Frozen Products PCL*	278,447
7,800	Tokyo Ohka Kogyo Co., Ltd.*	154,266
10,000	Toyo Suisan Kaisha, Ltd.*	266,437
25,000	Toyota Motor Corp.*	1,167,403
3,800	Unicharm Corp.*	197,465
58,400	Union Bank of India*	295,424
143,000	United Phosphorus, Ltd.*	341,681
9,400	Wesfarmers, Ltd.*	362,662
28,600	Yantai Changyu Pioneer Wine Co., Ltd., Class B*	169,226
222,000	YTL Power International Bhd*	113,559

Total Common Stocks (Cost $37,282,158)		39,848,611
Collateral for Securities on Loan (6.2%)
2,457,737	State Street Navigator Prime Portfolio, 0.26%	2,457,737

Total Collateral for Securities on Loan (Cost $2,457,737)		2,457,737

3      SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 106.5% (Cost $39,739,895)	42,306,348
Liabilities Less Other Assets (6.5)%	(2,588,900)

Net Assets 100.0%	$39,717,448

The accompanying notes are an integral part of the Schedule of Investments.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2012 was 97.7% of net assets.

†	Non-income producing security.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	This security is considered to be illiquid. The value of this security at December 31, 2012 was $57,865, which represents 0.1% of the Fund’s Net Assets.

(b)	All or a portion of the security was on loan as of December 31, 2012.

ADR	American Depositary Receipt

4      SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Country Composition

December 31, 2012 (Unaudited)

Japan	29.8%
South Korea	21.9%
Australia	18.5%
Thailand	7.0%
China	6.0%
Singapore	5.9%
Malaysia	5.2%
Indonesia	3.8%
India	1.6%
New Zealand	0.5%
Hong Kong	0.1%

100.3%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	22.3%
Materials	14.9%
Consumer Staples	12.9%
Information Technology	10.6%
Financial	10.1%
Health Care	8.6%
Utilities	8.1%
Industrials	6.7%
Energy	6.1%

100.3%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

December 31, 2012 (Unaudited)

Automobile Manufacturers	9.7%
Diversified Metals & Mining	6.1%
Diversified Banks	5.8%
Pharmaceuticals	5.6%
Wireless Telecommunication Services	5.2%
Auto Parts & Equipment	4.0%
Oil & Gas Equipment & Services	3.8%
Property & Casualty Insurance	3.6%
Semiconductors	3.5%
Packaged Foods & Meats	3.1%
Internet Software & Services	2.6%
Specialty Chemicals	2.6%
Tobacco	2.6%
Commodity Chemicals	2.5%
Casinos & Gaming	2.4%
Integrated Oil & Gas	2.3%
Integrated Telecommunication Services	2.1%
IT Consulting & Other Services	2.0%
Diversified Chemicals	1.9%
Food Retail	1.6%
Home Entertainment Software	1.5%
Personal Products	1.5%
Department Stores	1.4%
Trading Companies & Distributors	1.3%
Health Care Services	1.2%
Tires & Rubber	1.2%
Aerospace & Defense	1.0%
Data Processing & Outsourced Services	1.0%
Health Care Equipment	1.0%
Other Industries (each less than 1%)	16.2%

100.3%

      Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.0%)
2,100	Adidas AG	$187,423
4,840	Air Liquide S.A.	611,474
39,600	Aker Solutions ASA	820,062
5,200	BASF SE	491,711
3,200	BioMerieux	305,072
94,100	BP PLC	654,269
10,800	British American Tobacco PLC	549,018
25,700	British Sky Broadcasting Group PLC	324,139
7,000	Burberry Group PLC	140,710
3,500	Carlsberg A/S, Class B	344,807
10,834	Cie Generale des Etablissements Michelin, Class B	1,038,102
7,600	Credit Suisse Group AG†	185,488
13,000	DSV A/S	336,341
11,900	Eutelsat Communications S.A.	395,796
3,000	Fugro NV	178,013
4,700	Gerry Weber International AG	227,648
31,200	GlaxoSmithKline PLC	679,296
5,800	Heineken NV	388,852
1,410	Holcim, Ltd.†	103,854
2,000	Hugo Boss AG	212,550
38,000	Imagination Technologies Group PLC†	247,829
2,800	Koninklijke DSM	170,648
4,600	L’Oreal S.A.	640,055
3,600	Linde AG	629,814
2,800	Lonza Group AG†	151,721
3,970	LVMH Moet Hennessy Louis Vuitton S.A.	732,692
10,400	Nestle S.A.	678,532
4,500	Nokian Renkaat Oyj	180,257
18,000	Novartis AG	1,137,119
1,700	Novo Nordisk AS	276,822
5,000	Novozymes AS	141,933
10,900	OMV AG	394,973
34,000	ProSafe SE	291,729
1,170	Rational AG	337,971

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
9,800	Reckitt Benckiser Group PLC	$622,100
12,700	Reed Elsevier PLC	134,082
35,100	Rexam PLC	251,147
3,300	Rheinmetall AG	160,313
8,000	RHI AG	263,436
4,130	Roche Holding AG	835,008
38,000	Rolls-Royce Holdings PLC†	545,049
9,500	Royal Dutch Shell PLC, Class B	338,925
7,500	SABMiller PLC	348,083
3,300	Sanofi	312,939
11,200	SAP AG	900,621
21,600	SBM Offshore NV†	304,619
3,300	Schoeller-Bleckmann Oilfield Equipment AG	345,806
3,900	Seadrill, Ltd.	143,683
4,100	SEB S.A.	303,339
5,900	Siemens AG†	645,169
3,700	Sodexo	312,645
12,400	Stada Arzneimittel AG	401,298
44,300	Statoil ASA	1,116,564
68,000	TDC AS	481,788
1,800	Tecan Group AG†	149,744
21,400	Tele2 AB	386,802
57,400	Telenor ASA	1,168,769
19,300	TeliaSonera AB	131,028
34,100	Tesco PLC	187,842
20,900	Total S.A.	1,087,488
3,100	Transocean, Ltd.	138,984
5,200	Ultra Electronics Holdings PLC	141,695
11,800	Unilever PLC	458,677
394,000	Vodafone Group PLC	991,802
17,100	Weir Group PLC	528,785
1,400	Zodiac Aerospace	154,996

Total Common Stocks (Cost $25,612,539)		28,479,946
Preferred Stock (0.9%)
3,100	Henkel AG & Co. KGaA	255,040

Total Preferred Stocks (Cost $194,802)		255,040

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 99.9%* (Cost $25,807,341)	$28,734,986
Other Assets Less Liabilities 0.1%	28,061

Net Assets 100.0%	$28,763,047

The accompanying notes are an integral part of the Schedule of Investments.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2012 was 99.9% of net assets.

†	Non-income producing security.

3      SCHEDULE OF INVESTMENTS

As of December 31, 2012, the Fund had the following forward currency contracts outstanding:

Contracts*	Currency	Delivery Date	Original Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
2,500,000	British Pound	01/02/13	$4,028,500	$4,061,125	$32,625
4,200,000	Euro	01/02/13	5,111,064	5,543,793	432,729

			$9,139,564	$9,604,918	$465,354

Contracts to Sell:
(2,500,000)	British Pound	01/02/13	$(3,869,500)	$(4,061,125)	$(191,625)
(4,200,000)	Euro	01/02/13	(5,225,640)	(5,543,793)	(318,153)

			$(9,095,140)	$(9,604,918)	$(509,778)

The accompanying notes are an integral part of the Schedule of Investments.

*	Counterparty for all forward foreign currency contracts is State Street Bank.

4      SCHEDULE OF INVESTMENTS

ICON Europe Fund

Country Composition

December 31, 2012 (Unaudited)

United Kingdom	23.7%
France	20.5%
Germany	15.5%
Switzerland	11.7%
Norway	10.8%
Denmark	5.5%
Netherlands	4.8%
Austria	3.5%
Sweden	1.8%
Cyprus	1.0%
Finland	0.6%
Bermuda	0.5%

99.9%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

December 31, 2012 (Unaudited)

Energy	20.2%
Consumer Staples	15.5%
Health Care	14.8%
Consumer Discretionary	14.6%
Utilities	11.0%
Industrials	9.9%
Materials	9.3%
Information Technology	4.0%
Financial	0.6%

99.9%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

December 31, 2012 (Unaudited)

Pharmaceuticals	12.7%
Integrated Oil & Gas	12.5%
Integrated Telecommunication Services	7.5%
Oil & Gas Equipment & Services	6.8%
Apparel, Accessories & Luxury Goods	5.2%
Industrial Gases	4.3%
Tires & Rubber	4.2%
Packaged Foods & Meats	4.0%
Brewers	3.8%
Wireless Telecommunication Services	3.5%
Application Software	3.1%
Household Products	3.0%
Industrial Machinery	3.0%
Aerospace & Defense	2.9%
Industrial Conglomerates	2.8%
Cable & Satellite	2.5%
Personal Products	2.2%
Tobacco	1.9%
Diversified Chemicals	1.7%
Construction Materials	1.3%
Trucking	1.2%
Health Care Equipment	1.1%
Restaurants	1.1%
Specialty Chemicals	1.1%
Household Appliances	1.0%
Life Sciences Tools & Services	1.0%
Oil & Gas Drilling	1.0%
Other Industries (each less than 1%)	3.5%

99.9%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.2%)
70,000	Adelaide Brighton, Ltd.*	$229,221
135,000	Advanced Info Service PCL*	928,503
6,600	Air Liquide S.A.*	833,829
54,800	Aker Solutions ASA*	1,134,833
1,281,000	America Movil S.A.B. de C.V., Series L**	1,475,603
81,100	Atrium Innovations, Inc.† **	974,309
458,000	Bank Rakyat Indonesia Persero Tbk PT*	332,166
23,500	Barrick Gold Corp.** (a)	822,630
5,600	BASF SE*	529,535
110,710	BP PLC*	769,756
14,500	British American Tobacco PLC*	737,107
5,100,000	BW Plantation Tbk PT*	733,313
4,200	Canadian National Railway Co.** (a)	381,407
140,627	Celltrion, Inc.* †	3,434,082
35,500	CGI Group, Inc., Class A† ** (a)	818,709
1,702,000	Chaoda Modern Agriculture Holdings, Ltd. *** † (b)	151,516
13,000	Cia de Saneamento Basico do Estado de Sao Paulo**	551,556
13,400	Cie Generale des Etablissements Michelin, Class B*	1,283,973
9,500	Credit Suisse Group AG* † (a)	231,860
12,600	Dollarama, Inc.**	746,981
16,000	DSV A/S*	413,959
13,600	Eutelsat Communications S.A.*	452,339
1,950,000	Ezion Holdings, Ltd.* (a)	2,755,990
5,600	Fugro NV*	332,292
8,400	Gerry Weber International AG*	406,861
52,800	GlaxoSmithKline PLC*	1,149,578
34,000	Gourmet Master Co., Ltd.*	223,579
21,900	Grand Korea Leisure Co., Ltd.*	587,106
59,000	Hengan International Group Co., Ltd.*	537,679
3,500	Holcim, Ltd.* †	257,793
900,000	Home Product Center PCL*	374,207
16,000	Honda Motor Co., Ltd.*	592,554
5,800	Hyundai Department Store Co., Ltd.* †	862,902
1,500	Hyundai Glovis Co., Ltd.* †	312,210

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,500	Hyundai Mobis* †	$1,220,891
14,000	Hyundai Motor Co.* †	2,886,016
18,000	Japan Tobacco, Inc.*	508,488
48,100	Kinross Gold Corp.**	467,122
13,000	Kose Corp.*	271,875
8,100	KT&G Corp.* †	613,123
3,000	L’Oreal S.A.*	417,427
104,000	Lewis Group, Ltd.* (a)	849,679
68,000	LG Fashion Corp.* †	1,996,673
26,000	LIG Insurance Co., Ltd.*	628,205
4,600	Linde AG*	804,762
6,600	LVMH Moet Hennessy Louis Vuitton S.A.*	1,218,078
9,600	Mando Corp.* †	1,161,880
109,000	Medusa Mining, Ltd.* (a)	620,932
1,070,000	Mitra Adiperkasa Tbk PT*	739,517
3,000	NCSoft Corp.* †	424,525
10,400	Nestle S.A.*	678,532
8,500	Nokian Renkaat Oyj*	340,485
24,700	Novartis AG*	1,560,380
2,200	Novo Nordisk AS*	358,241
11,000	Potash Corp. of Saskatchewan, Inc.**	447,653
31,000	ProSafe SE*	265,988
5,200	Roche Holding AG*	1,051,342
55,500	Rolls-Royce Holdings PLC* †	796,058
21,210	Royal Dutch Shell PLC, Class B*	756,694
9,200	SABMiller PLC*	426,982
1,200	Samsung Electronics Co., Ltd.*	1,724,159
16,400	SAP AG*	1,318,767
2,000	Schoeller-Bleckmann Oilfield Equipment AG*	209,579
580,000	Shenguan Holdings Group, Ltd.*	316,582
8,300	Siemens AG*	907,610
5,100	Sodexo*	430,943
70,300	Statoil ASA*	1,771,883
47,700	Suncorp Group, Ltd.*	509,380
14,000	Sundrug Co., Ltd.*	478,862
5,700,000	Surya Semesta Internusa Tbk PT*	642,469
86,000	TDC AS*	609,320
4,000	Tecan Group AG* †	332,763
87,500	Telenor ASA*	1,781,660
88,000	Telstra Corp., Ltd.*	400,992

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
25,000	Teva Pharmaceutical Industries, Ltd., ADR**	$933,500
580,000	Thai Union Frozen Products PCL*	1,368,636
6,400	Tim Hortons, Inc.**	314,177
57,000	Tokyo Ohka Kogyo Co., Ltd.*	1,127,326
31,155	Total S.A.*	1,621,085
12,000	Unilever PLC*	466,451
19,000	Valor Co., Ltd.*	299,119
513,000	Vodafone Group PLC*	1,291,356
42,000	Wowprime Corp.* †	599,647
104,000	Yantai Changyu Pioneer Wine Co., Ltd., Class B*	615,368
3,500	Zodiac Aerospace*	387,490

Total Common Stocks (Cost $66,204,063)		68,330,610
Collateral for Securities on Loan (3.1%)
2,125,122	State Street Navigator Prime Portfolio, 0.26%	2,125,122

Total Collateral for Securities on Loan (Cost $2,125,122)		2,125,122
Total Investments 103.3% (Cost $68,329,185)		70,455,732
Liabilities Less Other Assets (3.3)%		(2,245,796)

Net Assets 100.0%		$68,209,936

The accompanying notes are an integral part of the Schedule of Investments.

*	The value of foreign securities fair valued (Note 2) as of December 31, 2012 was 88.32% of net assets.

†	Non-income producing security.

**	This security is considered a Level 1 security. See Note 2 for further details.

***	This security is considered a Level 3 security. See Note 2 for further details.

(a)	All or a portion of the security was on loan as of December 31, 2012.

(b)	This security is considered to be illiquid. The value of this security at December 31, 2012 was $151,516, which represents 0.2% of the Fund’s Net Assets.

ADR	American Depositary Receipt

3      SCHEDULE OF INVESTMENTS

As of December 31, 2012, the Fund had the following forward currency contracts outstanding:

Contracts*	Currency	Delivery Date	Original Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
2,600,000	British Pound	01/02/13	$4,189,640	$4,223,570	$33,930
3,900,000	Euro	01/02/13	4,745,988	5,147,808	401,820

			$8,935,628	$9,371,378	$435,750

Contracts to Sell:
(2,600,000)	British Pound	01/02/13	$(4,024,280)	$(4,223,570)	$(199,290)
(3,900,000)	Euro	01/02/13	(4,852,380)	(5,147,808)	(295,428)

			$(8,876,660)	$(9,371,378)	$(494,718)

The accompanying notes are an integral part of the Schedule of Investments.

*	Counterparty for all forward foreign currency contracts is State Street Bank.

4      SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

December 31, 2012 (Unaudited)

South Korea	23.2%
France	9.7%
United Kingdom	8.3%
Canada	7.3%
Norway	6.9%
Switzerland	6.0%
Germany	5.8%
Japan	4.8%
Singapore	4.0%
Thailand	3.9%
Indonesia	3.6%
Australia	2.6%
Mexico	2.2%
China	2.2%
Denmark	2.0%
Netherlands	1.6%
Israel	1.4%
South Africa	1.3%
Taiwan	1.2%
Brazil	0.8%
Finland	0.5%
Cyprus	0.4%
Austria	0.3%
Hong Kong	0.2%

100.2%

      Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	25.4%
Consumer Staples	14.1%
Energy	14.1%
Health Care	12.9%
Utilities	10.3%
Materials	9.0%
Information Technology	6.3%
Industrials	5.6%
Financial	2.5%

100.2%

      Percentages are based upon common stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

December 31, 2012 (Unaudited)

Pharmaceuticals	12.4%
Integrated Oil & Gas	7.2%
Oil & Gas Equipment & Services	6.9%
Wireless Telecommunication Services	5.4%
Apparel, Accessories & Luxury Goods	5.3%
Automobile Manufacturers	5.1%
Packaged Foods & Meats	4.2%
Integrated Telecommunication Services	4.1%
Auto Parts & Equipment	3.5%
Personal Products	3.2%
Gold	2.8%
Tobacco	2.7%
Semiconductors	2.5%
Department Stores	2.4%
Industrial Gases	2.4%
Tires & Rubber	2.4%
Restaurants	2.3%
Application Software	1.9%
Aerospace & Defense	1.7%
Property & Casualty Insurance	1.7%
Specialty Chemicals	1.7%
Agricultural Products	1.3%
Homefurnishing Retail	1.3%
Industrial Conglomerates	1.3%
IT Consulting & Other Services	1.2%
General Merchandise Stores	1.1%
Other Industries (each less than 1%)	12.2%

100.2%

      Percentages are based upon common stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (73.0%)
$ 220,000	ACE INA Holdings, Inc.(c)	8.88%	08/15/29	$330,955
152,000	Altria Group, Inc.	9.25%	08/06/19	211,454
450,000	Altria Group, Inc.	9.95%	11/10/38	741,348
1,000,000	Ameren Energy Generating Co.(a)	7.00%	04/15/18	725,000
1,440,000	American Express Bank FSB(b)	0.51%	06/12/17	1,411,845
1,000,000	American Express Co.	7.00%	03/19/18	1,263,432
900,000	American International Group, Inc.	4.25%	05/15/13	910,931
500,000	AmeriGas Finance LLC/AmeriGas Finance Corp.	7.00%	05/20/22	556,250
900,000	AT&T, Inc.	5.80%	02/15/19	1,104,331
300,000	AutoNation, Inc.	5.50%	02/01/20	322,125
800,000	Avnet, Inc.	6.00%	09/01/15	872,681
355,000	B&G Foods, Inc.	7.63%	01/15/18	381,625
1,000,000	Ball Corp.	5.00%	03/15/22	1,070,000
950,000	Bank of America NA(b)	0.61%	06/15/17	880,509
950,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/21	1,089,968
700,000	Berkshire Hathaway Finance Corp.(a)	3.00%	05/15/22	729,292
500,000	CA, Inc.	5.38%	12/01/19	569,420
450,000	Central Garden and Pet Co.	8.25%	03/01/18	475,875
550,000	CIT Group, Inc.	5.00%	08/15/22	586,474
450,000	Coca-Cola Co.	4.88%	03/15/19	536,764
500,000	Coca-Cola Co.	3.30%	09/01/21	551,196
450,000	Comcast Cable Holdings, LLC	9.46%	11/15/22	680,337
1,000,000	Commercial Metals Co.	7.35%	08/15/18	1,085,000
400,000	Constellation Brands, Inc.	7.25%	09/01/16	462,000
114,000	Cox Communications, Inc.(c)	7.63%	06/15/25	147,722
450,000	Dean Foods Co.	6.90%	10/15/17	490,500
700,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	2.40%	03/15/17	717,022
400,000	DISH DBS Corp.	7.13%	02/01/16	448,000
800,000	Dollar General Corp.	4.13%	07/15/17	840,000
500,000	Ecolab, Inc.	4.35%	12/08/21	558,091
300,000	Endo Health Solutions, Inc.	7.00%	07/15/19	319,875
450,000	Entergy Corp.	3.63%	09/15/15	470,921

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$ 500,000	ERP Operating L.P.	5.38%	08/01/16	$569,190
500,000	Fiserv, Inc.	4.75%	06/15/21	551,292
400,000	Ford Motor Credit Co., LLC	8.00%	06/01/14	436,155
1,000,000	Gap, Inc.	5.95%	04/12/21	1,144,035
500,000	General Electric Capital Corp.	4.75%	09/15/14	533,796
1,000,000	General Electric Capital Corp.(b)	0.51%	05/11/16	983,735
500,000	Google, Inc.	3.63%	05/19/21	556,419
1,500,000	HCP, Inc.	6.30%	09/15/16	1,730,848
500,000	HCP, Inc.	6.70%	01/30/18	603,044
450,000	Hospira, Inc.	6.05%	03/30/17	522,433
500,000	International Lease Finance Corp.	4.88%	04/01/15	517,540
300,000	Jarden Corp.	7.50%	01/15/20	329,250
474,700	JC Penney Corp., Inc.(a)	7.95%	04/01/17	455,712
800,000	JC Penney Corp., Inc.(a)	5.75%	02/15/18	704,000
450,000	John Hancock Life Insurance Co.(c) (d)	7.38%	02/15/24	571,419
800,000	Johnson & Johnson	5.55%	08/15/17	965,183
1,200,000	Johnson & Johnson	2.95%	09/01/20	1,297,792
1,000,000	JPMorgan Chase Bank NA(b)	0.64%	06/13/16	972,163
900,000	Kellogg Co.	4.00%	12/15/20	1,002,545
500,000	Life Technologies Corp.	3.50%	01/15/16	526,254
400,000	Limited Brands, Inc.	5.63%	02/15/22	435,000
900,000	Lockheed Martin Corp.	4.25%	11/15/19	1,014,813
1,400,000	Lorillard Tobacco Co.(a)	6.88%	05/01/20	1,706,426
500,000	Mead Johnson Nutrition Co.	4.90%	11/01/19	570,629
450,000	Medco Health Solutions, Inc.	2.75%	09/15/15	469,071
800,000	Merck & Co., Inc.	6.00%	09/15/17	980,464
350,000	Merrill Lynch & Co., Inc.	5.45%	02/05/13	351,519
1,000,000	Microsoft Corp.	4.20%	06/01/19	1,152,808
900,000	Morgan Stanley(b)	0.82%	10/15/15	872,069
950,000	Morgan Stanley(e)	3.50%	10/15/20	950,519
1,000,000	National City Corp.	6.88%	05/15/19	1,247,581
900,000	Novartis Capital Corp.	4.40%	04/24/20	1,049,759
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,067,440
500,000	PepsiCo, Inc.	3.13%	11/01/20	535,836
350,000	Southern Copper Corp.	5.38%	04/16/20	401,655
1,000,000	Suntrust Banks, Inc.(b)	0.61%	04/01/15	975,829
500,000	Tennessee Gas Pipeline Co.	7.00%	10/15/28	683,231
600,000	Tesoro Corp.	4.25%	10/01/17	621,000
300,000	Thermo Fisher Scientific, Inc.	3.20%	03/01/16	318,592

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$ 400,000	Toll Brothers Finance Corp.	6.75%	11/01/19	$475,486
1,000,000	Torchmark Corp.	6.38%	06/15/16	1,118,365
450,000	TransDigm, Inc.	7.75%	12/15/18	497,813
500,000	United Parcel Service, Inc.	5.13%	04/01/19	608,111
850,000	Valmont Industries, Inc.	6.63%	04/20/20	1,000,769
500,000	Ventas Realty L.P. / Ventas Capital Corp.	4.75%	06/01/21	546,789
450,000	Vornado Realty L.P.	4.25%	04/01/15	475,656
500,000	Wachovia Corp.	5.25%	08/01/14	533,170
450,000	Wal-Mart Stores, Inc.	4.13%	02/01/19	512,030
700,000	Wal-Mart Stores, Inc.	3.25%	10/25/20	762,126
500,000	Wal-Mart Stores, Inc.	4.25%	04/15/21	580,667
900,000	Wells Fargo Bank NA(b)	0.52%	05/16/16	880,868
1,000,000	Willis North America, Inc.	6.20%	03/28/17	1,138,475
450,000	Windstream Corp.	8.13%	08/01/13	466,875

Total Corporate Bonds (Cost $58,787,789)				61,515,189
U.S. Treasury Obligations (18.2%)
2,000,000	U.S. Treasury Note	0.63%	08/31/17	1,998,124
2,000,000	U.S. Treasury Note	1.88%	08/31/17	2,112,344
2,000,000	U.S. Treasury Note	3.63%	02/15/20	2,336,876
2,000,000	U.S. Treasury Note	2.38%	07/31/17	2,156,718
2,500,000	U.S. Treasury Note	2.13%	08/15/21	2,628,125
2,500,000	U.S. Treasury Note	1.25%	01/31/19	2,545,312
1,500,000	U.S. Treasury Note	2.00%	02/15/22	1,551,212

Total U.S. Treasury Obligations (Cost $14,541,986)				15,328,711
Foreign Corporate Bonds (2.6%)
900,000	AngloGold Ashanti Holdings PLC	5.38%	04/15/20	928,855
1,000,000	Gold Fields Orogen Holding BVI, Ltd.(c) (d)	4.88%	10/07/20	982,762
300,000	Telefonica Emisiones SAU	6.42%	06/20/16	331,950

Total Foreign Corporate Bonds (Cost $2,238,913)				2,243,567

3      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (4.0%)
3,344,030	State Street Navigator Prime Portfolio, 0.26%	$3,344,030

Total Collateral for Securities on Loan (Cost $3,344,030)		3,344,030
Short-Term Investments (5.1%)
$4,347,110	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	4,347,110

Total Short-Term Investments (Cost $4,347,110)		4,347,110
Total Investments 102.9% (Cost $83,259,828)		86,778,607
Liabilities Less Other Assets (2.9)%		(2,484,365)

Net Assets 100.0%		$84,294,242

The accompanying notes are an integral part of the Schedule of Investments.

(a)	All or a portion of the security was on loan as of December 31, 2012.

(b)	Floating Rate Security. Rate disclosed is as of December 31, 2012.

(c)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2012 was $2,032,858, which represent 2.4% of the Fund’s Net Assets.

(d)	Security was acquired pursuant to Rule 144A of the Securities Act of 1933 and may be deemed to be restricted for resale.

(e)	Step Bond—the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of December 31, 2012.

4      SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

December 31, 2012 (Unaudited)

Aaa	22.2%
Aa2	6.3%
Aa3	5.1%
A1	4.0%
A2	3.0%
A3	3.2%
Baa1	18.5%
Baa2	8.0%
Baa3	7.8%
Ba1	4.8%
Ba2	3.9%
Ba3	2.4%
B1	1.1%
B2	1.5%
B3	0.6%
Caa1	1.4%
93.8%

    Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

    Percentages are based upon common stocks as a percentage of net assets.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (90.6%)
2,500	3M Co.	$232,125
3,400	Air Products & Chemicals, Inc.	285,668
8,000	Altria Group, Inc.	251,360
4,300	American Electric Power Co., Inc.	183,524
28,100	Annaly Capital Management, Inc., REIT(a)	394,524
6,400	AT&T, Inc.	215,744
2,900	Baxter International, Inc.	193,314
4,700	BCE, Inc.(a)	201,818
4,500	BP PLC, ADR	187,380
2,500	Brown-Forman Corp., Class B	158,125
5,200	CenturyLink, Inc.	203,424
3,400	Chevron Corp.	367,676
5,500	Costco Wholesale Corp.	543,235
6,600	Dr. Pepper Snapple Group, Inc.	291,588
4,200	Energy Transfer Partners L.P.	180,306
7,700	Ensco PLC, Class A	456,456
10,400	EPR Properties, REIT	479,544
4,600	Exxon Mobil Corp.	398,130
4,600	Fastenal Co.	214,774
1,500	Franklin Resources, Inc.	188,550
5,400	Garmin, Ltd.(a)	220,428
13,700	Gentex Corp.	257,834
7,000	Hasbro, Inc.(a)	251,300
14,200	Healthcare Services Group, Inc.	329,866
4,500	HJ Heinz Co.	259,560
4,800	IDEX Corp.	223,344
5,600	Illinois Tool Works, Inc.	340,536
13,100	j2 Global, Inc.	400,598
5,900	Johnson & Johnson	413,590
6,600	Johnson Controls, Inc.	202,620
12,300	JPMorgan Chase & Co.	540,831
4,400	Lockheed Martin Corp.	406,076
2,400	M&T Bank Corp.	236,328
10,100	Mattel, Inc.	369,862

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
3,600	McGraw-Hill Cos., Inc.	$196,812
5,200	MTS Systems Corp.	264,836
14,800	Newell Rubbermaid, Inc.	329,596
4,000	Nordstrom, Inc.	214,000
4,300	Northern Trust Corp.	215,688
9,400	Nucor Corp.	405,892
7,100	Omnicom Group, Inc.	354,716
16,300	Pfizer, Inc.	408,804
7,600	Principal Financial Group, Inc.	216,752
4,600	Raytheon Co.	264,776
15,500	Republic Services, Inc.	454,615
6,500	Reynolds American, Inc.	269,295
5,200	Target Corp.	307,684
4,800	Teekay LNG Partners L.P.	181,344
5,300	Tesoro Corp.	233,465
4,200	Tiffany & Co.	240,828
5,900	Time Warner Cable, Inc.	573,421
6,300	Unilever PLC, ADR	243,936
2,800	United Technologies Corp.	229,628
2,200	V.F. Corp.	332,134
9,500	Valero Energy Corp.	324,140
8,900	Verizon Communications, Inc.	385,103
5,200	Viacom, Inc., Class B	274,248
9,600	Waddell & Reed Financial, Inc., Class A	334,272
9,400	Walt Disney Co.	468,026
17,500	Wells Fargo & Co.	598,150
6,500	Westar Energy, Inc.	186,030
4,900	Western Refining, Inc.(a)	138,131
7,900	Williams Cos., Inc.	258,646

Total Common Stocks (Cost $17,698,328)		18,985,006
Preferred Stock (2.2%)
18,400	Capital One Capital II	457,056

Total Preferred Stocks (Cost $472,754)		457,056

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (4.6%)
$ 350,000	Commercial Metals Co.	7.35%	08/15/18	379,750
$ 500,000	Goldman Sachs Group, Inc.	5.38%	03/15/20	$573,015

Total Corporate Bonds (Cost $878,459)				952,765

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Call Options Purchased (0.3%)
Archer-Daniels-Midland Co., January 2013, $35.00	69	104
Commercial Metals Co. June 2013, $15.00	233	28,542
Goldman Sachs Group, Inc., January 2013, $120.00	30	27,600

Total Call Options Purchased (Cost $71,515)		56,246

Shares or Principal Amount
Collateral for Securities on Loan (2.9%)
608,479	State Street Navigator Prime Portfolio, 0.26%	608,479

Total Collateral for Securities on Loan (Cost $608,479)		608,479
Short-Term Investments (1.5%)
$ 321,552	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/13	321,552

Total Short-Term Investments (Cost $321,552)		321,552
Total Investments 102.1% (Cost $20,051,087)		21,381,104
Liabilities Less Other Assets (2.1)%		(435,141)

Net Assets 100.0%		$20,945,963

The accompanying notes are an integral part of the Schedule of Investments.

*	All options have 100 shares per contract.

(a)	All or a portion of the security was on loan as of December 31, 2012.

ADR American	Depositary Receipt

REIT Real	Estate Investment Trust

3      SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	21.9%
Financial	17.5%
Energy	13.0%
Industrials	12.9%
Consumer Staples	9.6%
Utilities	6.6%
Health Care	4.8%
Materials	3.3%
Information Technology	3.2%

92.8%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

December 31, 2012 (Unaudited)

Integrated Telecommunication Services	4.8%
Integrated Oil & Gas	4.6%
Aerospace & Defense	4.3%
Pharmaceuticals	3.9%
Asset Management & Custody Banks	3.5%
Movies & Entertainment	3.5%
Oil & Gas Refining & Marketing	3.3%
Leisure Products	3.0%
Oil & Gas Storage & Transportation	3.0%
Diversified Banks	2.9%
Cable & Satellite	2.7%
Industrial Machinery	2.7%
Hypermarkets & Super Centers	2.6%
Other Diversified Financial Services	2.6%
Tobacco	2.5%
Packaged Foods & Meats	2.4%
Specialized REIT’s	2.3%
Auto Parts & Equipment	2.2%
Consumer Finance	2.2%
Environmental & Facilities Services	2.2%
Oil & Gas Drilling	2.2%
Internet Software & Services	1.9%
Mortgage REIT’s	1.9%
Steel	1.9%
Electric Utilities	1.8%
Advertising	1.7%
Apparel, Accessories & Luxury Goods	1.6%
Diversified Support Services	1.6%
Housewares & Specialties	1.6%
General Merchandise Stores	1.5%
Industrial Gases	1.4%
Soft Drinks	1.4%
Electronic Equipment & Instruments	1.3%
Industrial Conglomerates	1.1%
Regional Banks	1.1%
Specialty Stores	1.1%
Consumer Electronics	1.0%
Department Stores	1.0%
Life & Health Insurance	1.0%
Trading Companies & Distributors	1.0%
Other Industries (each less than 1%)	2.5%

92.8%

      Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.1%)
19,000	Accenture PLC, Class A	$1,263,500
5,000	Apple, Inc.	2,665,150
22,100	BB&T Corp.	643,331
15,800	Cash America International, Inc.	626,786
24,200	Caterpillar, Inc.	2,167,836
15,600	Celgene Corp.†	1,228,032
61,800	CSX Corp.	1,219,314
18,400	Dover Corp.	1,209,064
19,600	Dril-Quip, Inc.†	1,431,780
21,600	Eaton Corp. PLC	1,170,720
32,100	EMC Corp.†	812,130
29,600	Emerson Electric Co.	1,567,616
11,600	F5 Networks, Inc.†	1,126,940
9,600	FedEx Corp.	880,512
33,700	FMC Technologies, Inc.†	1,443,371
58,200	General Electric Co.	1,221,618
22,500	Hibbett Sports, Inc.†	1,185,750
9,100	International Business Machines Corp.	1,743,105
32,600	JPMorgan Chase & Co.	1,433,422
15,700	Lululemon Athletica, Inc.†	1,196,811
29,600	Nike, Inc., Class B	1,527,360
26,400	Oceaneering International, Inc.	1,420,056
6,000	Panera Bread Co., Class A†	952,980
30,700	Questcor Pharmaceuticals, Inc.(a)	820,304
33,200	Time Warner Cable, Inc.	3,226,708
49,100	TJX Cos., Inc.	2,084,295
13,400	Tractor Supply Co.	1,184,024
14,500	Union Pacific Corp.	1,822,940
14,800	Valero Energy Corp.	504,976
30,200	Viacom, Inc., Class B	1,592,748
27,700	Walt Disney Co.	1,379,183
43,600	Wells Fargo & Co.	1,490,248

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
18,500	Wolverine World Wide, Inc.(a)	$758,130

Total Common Stocks (Cost $34,496,602)		45,000,740
Collateral for Securities on Loan (3.4%)
1,522,613	State Street Navigator Prime Portfolio, 0.26%	1,522,613

Total Collateral for Securities on Loan (Cost $1,522,613)		1,522,613
Total Investments 103.5% (Cost $36,019,215)		46,523,353
Liabilities Less Other Assets (3.5)%		(1,579,364)

Net Assets 100.0%		$44,943,989

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(a)	All or a portion of the security was on loan as of December 31, 2012.

2      SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	33.6%
Industrials	25.0%
Information Technology	16.9%
Energy	10.7%
Financial	9.3%
Health Care	4.6%

100.1%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

December 31, 2012 (Unaudited)

Oil & Gas Equipment & Services	9.6%
Cable & Satellite	7.2%
Railroads	6.8%
IT Consulting & Other Services	6.7%
Movies & Entertainment	6.6%
Electrical Components & Equipment	6.1%
Computer Hardware	5.9%
Specialty Stores	5.3%
Footwear	5.1%
Construction & Farm Machinery & Heavy Trucks	4.8%
Apparel Retail	4.6%
Diversified Banks	3.3%
Other Diversified Financial Services	3.2%
Apparel, Accessories & Luxury Goods	2.7%
Biotechnology	2.7%
Industrial Conglomerates	2.7%
Industrial Machinery	2.7%
Communications Equipment	2.5%
Restaurants	2.1%
Air Freight & Logistics	2.0%
Computer Storage & Peripherals	1.8%
Pharmaceuticals	1.8%
Consumer Finance	1.4%
Regional Banks	1.4%
Oil & Gas Refining & Marketing	1.1%

100.1%

      Percentages are based upon common stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.2%)
9,500	Accenture PLC, Class A(x)	$631,750
2,400	Apple, Inc.(x)	1,279,272
10,800	BB&T Corp.	314,388
16,200	Bed Bath & Beyond, Inc.†	905,742
26,900	Bio-Reference Labs, Inc.† (a)	771,761
8,700	Caterpillar, Inc.(x)	779,346
8,200	Celgene Corp.† (x)	645,504
11,100	Cognizant Technology Solutions Corp., Class A† (x)	821,955
29,700	CSX Corp.(x)	585,981
15,000	Danaher Corp.(x)	838,500
8,600	Dover Corp.	565,106
5,600	Dril-Quip, Inc.†	409,080
10,400	Emerson Electric Co.	550,784
8,400	F5 Networks, Inc.†	816,060
7,400	FedEx Corp.	678,728
12,100	FMC Technologies, Inc.†	518,243
33,600	General Electric Co.(x)	705,264
13,400	Hibbett Sports, Inc.†	706,180
4,600	International Business Machines Corp.(x)	881,130
9,600	Jarden Corp.	496,320
11,600	JPMorgan Chase & Co.	510,052
2,700	Lululemon Athletica, Inc.† (a)	205,821
800	Mastercard, Inc., Class A	393,024
23,200	Nike, Inc., Class B	1,197,120
7,700	Norfolk Southern Corp.	476,168
9,400	Oceaneering International, Inc.	505,626
4,300	Panera Bread Co., Class A†	682,969
12,900	Questcor Pharmaceuticals, Inc.(a)	344,688
15,100	ResMed, Inc.(a)	627,707
9,800	Target Corp.	579,866
12,100	Time Warner Cable, Inc.(x)	1,175,999
16,600	TJX Cos., Inc.(x)	704,670
7,700	Tractor Supply Co.	680,372
10,300	Tyler Technologies, Inc.†	498,932

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
3,900	V.F. Corp.	$588,783
14,900	Valero Energy Corp.	508,388
6,000	Walt Disney Co.(x)	298,740
15,000	Wells Fargo & Co.	512,700

Total Common Stocks (Cost $22,080,806)		24,392,719
Collateral for Securities on Loan (7.6%)
1,835,400	State Street Navigator Prime Portfolio, 0.26%	1,835,400

Total Collateral for Securities on Loan (Cost $1,835,400)		1,835,400
Total Investments 108.8% (Cost $23,916,206)		26,228,119
Liabilities Less Other Assets (8.8)%		(2,129,437)

Net Assets 100.0%		$24,098,682

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

(x)	All or a portion of the security is pledged as collateral for securities sold short.

(a)	All or a portion of the security was on loan as of December 31, 2012.

2      SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2012 (UNAUDITED)

Shares Short Security		Value
2,000	SL Green Realty Corp., REIT	$153,300
3,300	Texas Industries, Inc.†	168,333

Total Securities Sold Short (Proceeds $234,016)		$321,633

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

REIT Real	Estate Investment Trust

3      SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	34.1%
Information Technology	22.1%
Industrials	21.5%
Health Care	9.9%
Energy	8.1%
Financial	5.5%

101.2%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

December 31, 2012 (Unaudited)

IT Consulting & Other Services	9.7%
Industrial Conglomerates	6.4%
Oil & Gas Equipment & Services	6.0%
Specialty Stores	5.8%
Computer Hardware	5.3%
Footwear	5.0%
Cable & Satellite	4.9%
Railroads	4.4%
Homefurnishing Retail	3.8%
Communications Equipment	3.4%
Apparel, Accessories & Luxury Goods	3.3%
Construction & Farm Machinery & Heavy Trucks	3.2%
Health Care Services	3.2%
Apparel Retail	2.9%
Air Freight & Logistics	2.8%
Restaurants	2.8%
Biotechnology	2.7%
Health Care Equipment	2.6%
General Merchandise Stores	2.4%
Electrical Components & Equipment	2.3%
Industrial Machinery	2.3%
Application Software	2.1%
Diversified Banks	2.1%
Housewares & Specialties	2.1%
Oil & Gas Refining & Marketing	2.1%
Other Diversified Financial Services	2.1%
Data Processing & Outsourced Services	1.6%
Pharmaceuticals	1.4%
Regional Banks	1.3%
Movies & Entertainment	1.2%

101.2%

      Percentages are based upon common stocks as a percentage of net assets.

ICON RISK-MANAGED EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (88.9%)
3,000	3M Co.[x]	$278,550
4,200	Abbott Laboratories	275,100
5,300	Accenture PLC, Class Ax	352,450
1,100	Apple, Inc.[x]	586,333
3,800	Automatic Data Processing, Inc.[x]	216,638
4,800	BB&T Corp.[x]	139,728
2,300	Chevron Corp.[x]	248,722
4,000	Comcast Corp., Class A	149,520
5,300	Computer Programs & Systems, Inc.	266,802
2,700	ConocoPhillips[x]	156,573
10,000	CSX Corp.[x]	197,300
4,900	Dover Corp.[x]	321,979
1,200	E.I. du Pont de Nemours & Co.[x]	53,964
7,200	Emerson Electric Co.	381,312
14,200	GameStop Corp., Class A(a)	356,278
12,000	General Electric Co.	251,880
2,700	Genuine Parts Co.[x]	171,666
12,500	Intel Corp.[x]	257,875
2,500	International Business Machines Corp.[x]	478,875
6,100	Johnson & Johnson	427,610
10,200	JPMorgan Chase & Co.[x]	448,494
11,100	Lowe’s Cos., Inc.[x]	394,272
1,100	M&T Bank Corp.[x]	108,317
2,400	Nike, Inc., Class Bx	123,840
3,600	Noble Corp.	125,352
2,800	Parker Hannifin Corp.[x]	238,168
30,000	PDL BioPharma, Inc.(a)	211,500
2,300	Praxair, Inc.[x]	251,735
2,000	Schlumberger, Ltd.	138,580
4,500	Target Corp.[x]	266,265
4,400	Time Warner Cable, Inc.	427,636
12,500	TJX Cos., Inc.[x]	530,625
5,400	U.S. Bancorp[x]	172,476
2,500	Union Pacific Corp.[x]	314,300

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,100	United Technologies Corp.[x]	$172,221
9,000	Valero Energy Corp.	307,080
5,600	Walgreen Co.	207,256
7,400	Walt Disney Co.[x]	368,446
12,900	Wells Fargo & Co.[x]	440,922

Total Common Stocks (Cost $8,717,692)		10,816,640

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (12.9%)
$ 100,000	Altria Group, Inc.	9.25%	08/06/19	$139,114
200,000	Berkshire Hathaway, Inc.	3.40%	01/31/22	215,441
100,000	Coca-Cola Co.	3.30%	09/01/21	110,239
100,000	DISH DBS Corp.	7.13%	02/01/16	112,000
100,000	Dollar General Corp.	4.13%	07/15/17	105,000
100,000	Gap, Inc.	5.95%	04/12/21	114,404
200,000	Johnson & Johnson	5.55%	08/15/17	241,296
100,000	Limited Brands, Inc.	5.63%	02/15/22	108,750
100,000	Lockheed Martin Corp.	2.13%	09/15/16	103,610
100,000	Thermo Fisher Scientific, Inc.	3.20%	03/01/16	106,197
200,000	Wal-Mart Stores, Inc.	3.25%	10/25/20	217,750

Total Corporate Bonds (Cost $1,576,885)				1,573,801
U.S. Treasury Obligations (2.5%)
100,000	U.S. Treasury Note	1.25%	01/31/19	101,813
200,000	U.S. Treasury Note	0.63%	08/31/17	199,812

Total U.S. Treasury Obligations (Cost $300,872)				301,625

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
Put Options Purchased (0.3%)
S+P 500 Index, February 2013, $1,375.00	25	$40,125

Total Put Options Purchased (Cost $49,834)		40,125

2      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (4.5%)
547,248	State Street Navigator Prime Portfolio, 0.26%	$547,248

Total Collateral for Securities on Loan (Cost $547,248)		547,248
Total Investments 109.1% (Cost $11,192,531)		13,279,439
Liabilities Less Other Assets (9.1)%		(1,105,445)

Net Assets 100.0%		$12,173,994

The accompanying notes are an integral part of the Schedule of Investments.

*	All options have 100 shares per contract.

x	All or a portion of the security is pledged as collateral for call options written.

(a)	All or a portion of the security was on loan as of December 31, 2012.

3      SCHEDULE OF INVESTMENTS

ICON Risk-Managed Equity Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	22.9%
Industrials	17.7%
Information Technology	15.6%
Financial	10.8%
Health Care	9.7%
Energy	8.0%
Materials	2.5%
Consumer Staples	1.7%

88.9%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Equity Fund

Industry Composition

December 31, 2012 (Unaudited)

IT Consulting & Other Services	6.8%
Pharmaceuticals	5.8%
Diversified Banks	5.0%
Cable & Satellite	4.8%
Computer Hardware	4.8%
Industrial Machinery	4.6%
Apparel Retail	4.4%
Industrial Conglomerates	4.4%
Railroads	4.2%
Other Diversified Financial Services	3.7%
Home Improvement Retail	3.3%
Integrated Oil & Gas	3.3%
Electrical Components & Equipment	3.1%
Movies & Entertainment	3.0%
Computer & Electronics Retail	2.9%
Oil & Gas Refining & Marketing	2.5%
General Merchandise Stores	2.2%
Health Care Technology	2.2%
Industrial Gases	2.1%
Semiconductors	2.1%
Regional Banks	2.0%
Data Processing & Outsourced Services	1.8%
Biotechnology	1.7%
Drug Retail	1.7%
Aerospace & Defense	1.4%
Distributors	1.4%
Oil & Gas Equipment & Services	1.2%
Footwear	1.0%
Oil & Gas Drilling	1.0%
Diversified Chemicals	0.5%

88.9%

      Percentages are based upon common stocks as a percentage of net assets.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.2%)
292	Ascena Retail Group, Inc.†	$5,399
206	Atwood Oceanics, Inc.†	9,433
368	Bio-Reference Labs, Inc.†	10,558
94	Buffalo Wild Wings, Inc.†	6,845
111	CACI International, Inc., Class A†	6,108
176	Cheesecake Factory, Inc.	5,759
118	Computer Programs & Systems, Inc.	5,940
98	Cubist Pharmaceuticals, Inc.†	4,122
80	Dril-Quip, Inc.†	5,844
169	Fair Isaac Corp.	7,103
252	GameStop Corp., Class A	6,323
242	Hancock Holding Co.	7,681
173	HEICO Corp.	7,743
133	Hibbett Sports, Inc.†	7,009
125	HSN, Inc.	6,885
144	JOS A. Bank Clothiers, Inc.†	6,132
438	Kforce, Inc.	6,277
351	Knight Transportation, Inc.	5,135
105	Landstar System, Inc.	5,508
119	Magellan Health Services, Inc.†	5,831
80	Mednax, Inc.†	6,362
474	Mentor Graphics Corp.†	8,067
101	NeuStar, Inc., Class A†	4,235
119	Owens & Minor, Inc.	3,393
773	PDL BioPharma, Inc.	5,450
350	Perficient, Inc.†	4,123
51	Portfolio Recovery Associates, Inc.†	5,450
338	Quality Systems, Inc.	5,868
247	Questcor Pharmaceuticals, Inc.	6,600
79	Regal-Beloit Corp.	5,567
183	Rowan Cos. PLC†	5,722
80	Ryder System, Inc.	3,994
270	SEI Investments Co.	6,302
67	Snap-on, Inc.	5,292

1      SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
139	Steven Madden, Ltd.†	$5,876
352	Texas Roadhouse, Inc.	5,914
116	Tidewater, Inc.	5,183
126	Toro Co.	5,415
70	TreeHouse Foods, Inc.†	3,649
106	Tupperware Brands Corp.	6,795
220	Tyler Technologies, Inc.†	10,657
198	VistaPrint†	6,506
176	Waddell & Reed Financial, Inc., Class A	6,128
139	Wolverine World Wide, Inc.	5,696
89	World Acceptance Corp.†	6,636
150	World Fuel Services Corp.	6,175

Total Common Stocks (Cost $279,506)		282,690
Total Investments 99.2% (Cost $279,506)		282,690
Other Assets Less Liabilities 0.8%		2,274

Net Assets 100.0%		$284,964

The accompanying notes are an integral part of the Schedule of Investments.

†	Non-income producing security.

2      SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Sector Composition

December 31, 2012 (Unaudited)

Consumer Discretionary	24.1%
Health Care	19.0%
Information Technology	16.4%
Industrials	15.8%
Energy	11.3%
Financial	11.3%
Consumer Staples	1.3%

99.2%

      Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

December 31, 2012 (Unaudited)

Application Software	9.1%
Restaurants	6.5%
Health Care Services	5.9%
Oil & Gas Drilling	5.3%
Trucking	5.1%
Asset Management & Custody Banks	4.4%
Footwear	4.1%
Health Care Technology	4.1%
Apparel Retail	4.0%
Oil & Gas Equipment & Services	3.9%
Internet Software & Services	3.7%
Biotechnology	3.4%
Aerospace & Defense	2.7%
Regional Banks	2.7%
Specialty Stores	2.5%
Catalog Retail	2.4%
Housewares & Specialties	2.4%
Consumer Finance	2.3%
Pharmaceuticals	2.3%
Computer & Electronics Retail	2.2%
Human Resource & Employment Services	2.2%
Oil & Gas Refining & Marketing	2.2%
IT Consulting & Other Services	2.1%
Electrical Components & Equipment	2.0%
Managed Health Care	2.0%
Construction & Farm Machinery & Heavy Trucks	1.9%
Industrial Machinery	1.9%
Specialized Finance	1.9%
Data Processing & Outsourced Services	1.5%
Packaged Foods & Meats	1.3%
Health Care Distributors	1.2%

99.2%

      Percentages are based upon common stocks as a percentage of net assets.

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 18 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Risk-Managed Equity Fund (“Risk-Managed Equity Fund”) and ICON Opportunities Fund (“Opportunities Fund”).

All Funds, except the Opportunities Fund, offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Equity Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small—and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2012, the Asia-Pacific Fund had a significant weighting in Japan, the International Equity Fund had a significant weighting in the Consumer Discretionary sector, the ICON Fund had a significant weighting in the Consumer Discretionary and Industrials sectors, the Long/Short Fund had a significant weighting in the Consumer Discretionary sector, the Energy Fund had a significant weighting in the Integrated Oil & Gas industry, the Healthcare Fund had a significant weighting in the Pharmaceutical and Biotechnology industries, and the Utilities Fund had a significant weighting in the Multi-Utilities and Electric Utilities industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be minimal.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued as of the closing price at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation quote is considered inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 —	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2012:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$57,785,843	$—	$—	$57,785,843
Collateral for Securities on Loan	—	716,680	—	716,680

Total	$57,785,843	$716,680	$—	$58,502,523

ICON Consumer Staples Fund*
Assets
Common Stocks	$44,669,320	$—	$—	$44,669,320
Collateral for Securities on Loan	—	1,018,804	—	1,018,804
Short-Term Investments	—	222,893	—	222,893

Total	$44,669,320	$1,241,697	$—	$45,911,017

ICON Energy Fund*
Assets
Common Stocks	$558,804,110	$—	$—	$558,804,110
Collateral for Securities on Loan	—	16,808,833	—	16,808,833

Total	$558,804,110	$16,808,833	$—	$575,612,943

ICON Financial Fund*
Assets
Common Stocks	$35,804,634	$—	$—	$35,804,634
Short-Term Investments	—	16,898	—	16,898

Total	$35,804,634	$16,898	$—	$35,821,532

ICON Healthcare Fund*
Assets
Common Stocks	$96,582,948	$—	$—	$96,582,948
Collateral for Securities on Loan	—	6,439,584	—	6,439,584
Short-Term Investments	—	1,017,196	—	1,017,196

Total	$96,582,948	$7,456,780	$—	$104,039,728

ICON Industrials Fund*
Assets
Common Stocks	$32,802,835	$—	$—	$32,802,835
Collateral for Securities on Loan	—	845,500	—	845,500
Short-Term Investments	—	166,590	—	166,590

Total	$32,802,835	$1,012,090	$—	$33,814,925

ICON Information Technology Fund*
Assets
Common Stocks	$77,214,442	$—	$—	$77,214,442
Collateral for Securities on Loan	—	1,072,170	—	1,072,170

Total	$77,214,442	$1,072,170	$—	$78,286,612

ICON Materials Fund*
Assets
Common Stocks	$36,250,590	$—	$—	$36,250,590
Short-Term Investments	—	7,683	—	7,683

Total	$36,250,590	$7,683	$—	$36,258,273

ICON Utilities Fund*
Assets
Common Stocks	$27,816,164	$—	$—	$27,816,164

Total	$27,816,164	$—	$—	$27,816,164

ICON Asia-Pacific Region Fund*
Assets
Common Stocks
Japan	$—	$11,827,224	$—	$11,827,224
South Korea	—	8,715,258	—	8,715,258
Australia	—	7,345,796	—	7,345,796
Thailand	—	2,761,806	—	2,761,806
China	859,866	1,525,820	—	2,385,686
Singapore	—	2,351,018	—	2,351,018
Malaysia	144,147	1,907,030	—	2,051,177
Other Countries	—	2,352,781	57,865	2,410,646
Collateral for Securities on Loan	—	2,457,737	—	2,457,737

Total	$1,004,013	$41,244,470	$57,865	$42,306,348

ICON Europe Fund*
Assets
Common Stocks
United Kingdom	$—	$6,804,523	$—	$6,804,523
France	—	5,894,598	—	5,894,598
Germany	—	4,194,518	—	4,194,518
Switzerland	—	3,380,450	—	3,380,450
Norway	—	3,105,395	—	3,105,395
Denmark	—	1,581,691	—	1,581,691
Other Countries	—	3,518,771	—	3,518,771
Preferred Stock
Germany	—	255,040	—	255,040
Forward Foreign Currency Exchange Contracts	—	465,354	—	465,354

Total	$—	$29,200,340	$—	$29,200,340

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(509,778)	$—	$(509,778)

Total	$—	$(509,778)	$—	$(509,778)

ICON International Equity Fund*
Assets
Common Stocks
South Korea	$—	$15,851,772	$—	$15,851,772
France	—	6,645,164	—	6,645,164
United Kingdom	—	5,637,288	—	5,637,288
Canada	4,972,988	—	—	4,972,988
Norway	—	4,688,376	—	4,688,376
Switzerland	—	4,112,670	—	4,112,670
Germany	—	3,967,535	—	3,967,535
Other Countries	2,960,659	19,342,642	151,516	22,454,817
Collateral for Securities on Loan	—	2,125,122	—	2,125,122
Forward Foreign Currency Exchange Contracts	—	435,750	—	435,750

Total	$7,933,647	$62,806,319	$151,516	$70,891,482

Liabilities
Forward Foreign Currency Exchange Contracts	$—	$(494,718)	$—	$(494,718)

Total	$—	$(494,718)	$—	$(494,718)

ICON Bond Fund*
Assets
Corporate Bonds	$—	$61,515,189	$—	$61,515,189
U.S. Treasury Obligations	—	15,328,711	—	15,328,711
Foreign Corporate Bonds	—	2,243,567	—	2,243,567
Collateral for Securities on Loan	—	3,344,030	—	3,344,030
Short-Term Investments	—	4,347,110	—	4,347,110

Total	$—	$86,778,607	$—	$86,778,607

ICON Equity Income Fund*
Assets
Common Stocks	$18,985,006	$—	$—	$18,985,006
Preferred Stock	457,056	—	—	457,056
Corporate Bonds	—	952,765	—	952,765
Call Options Purchased	56,246	—	—	56,246
Collateral for Securities on Loan	—	608,479	—	608,479
Short-Term Investments	—	321,552	—	321,552

Total	$19,498,308	$1,882,796	$—	$21,381,104

ICON Fund*
Assets
Common Stocks	$45,000,740	$—	$—	$45,000,740
Collateral for Securities on Loan	—	1,522,613	—	1,522,613

Total	$45,000,740	$1,522,613	$—	$46,523,353

ICON Long/Short Fund*
Assets
Common Stocks	$24,392,719	$—	$—	$24,392,719
Collateral for Securities on Loan	—	1,835,400	—	1,835,400

Total	$24,392,719	$1,835,400	$—	$26,228,119

Liabilities
Securities Sold Short Common Stock	$(321,633)	$—	$—	$(321,633)

Total	$(321,633)	$—	$—	$(321,633)

ICON Risk-Managed Equity Fund*
Assets
Common Stocks	$10,816,640	$—	$—	$10,816,640
Corporate Bonds	—	1,573,801	—	1,573,801
U.S. Treasury Obligations	—	301,625	—	301,625
Put Options Purchased	40,125	—	—	40,125
Collateral for Securities on Loan	—	547,248	—	547,248

Total	$10,856,765	$2,422,674	$—	$13,279,439

ICON Opportunities Fund*
Assets
Common Stocks	$282,690	$—	$—	$282,690

Total	$282,690	$—	$—	$282,690

*	Please refer to the Schedule of Investments and the Sector/Industry Classification and Country Composition tables for additional security details.

For the period ended December 31, 2012, there was no transfer activity between Level 1 and Level 2. The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2012 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/12	$57,841
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	24
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 12/31/12	$57,865

Net change in unrealized appreciation/(depreciation) on Investments held at 12/31/12	$24

ICON International Equity Fund
Beginning balance 9/30/12	$151,454
Purchases	—
Sales	—
Accrued discounts/(premiums)	—

Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	62
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance 12/31/12	$151,516

Net change in unrealized appreciation/(depreciation) on Investments held at 12/31/12	$62

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2012 was limited to purchased options.

The Risk-Managed Equity Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of December 31, 2012, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Equity Fund engaged in purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Equity Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Equity Fund during the period ended December 31, 2012, were as follows:

	Risk-Managed Equity Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	8	$13,806
Options written during period	15	21,750
Options closed during period	(23)	(35,556)

Options outstanding, end of period	—	$—

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2012, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to non-affiliated qualified parties. The Funds seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security. The Funds do not have the right to vote on securities while they are on loan; however, the Funds may attempt to call back the loan and vote the proxy.

All loans will be continuously secured by collateral which consists of cash. The cash collateral is invested in the State Street Navigator Prime Portfolio and is disclosed on the Schedule of Investments.

As of December 31, 2012, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Consumer Discretionary Fund	$716,330	$716,680
ICON Consumer Staples Fund	1,009,047	1,018,804
ICON Energy Fund	16,787,019	16,808,833
ICON Healthcare Fund	6,304,931	6,439,584
ICON Industrials Fund	850,440	845,500
ICON Information Technology Fund	1,060,884	1,072,170
ICON Asia-Pacific Region Fund	2,339,543	2,457,737
ICON International Equity Fund	2,059,069	2,125,122
ICON Bond Fund	3,224,406	3,344,030
ICON Equity Income Fund	604,866	608,479
ICON Fund	1,499,512	1,522,613
ICON Long/Short Fund	1,809,408	1,835,400
ICON Risk-Managed Equity Fund	539,389	547,248

The value of the collateral above could include collateral held for securities that were sold on or before December 31, 2012. It may also include collateral received from the pre-funding of loans.

Income Taxes

The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders daily and is paid monthly. The Consumer Staples Fund, the Utilities Fund, the Equity Income Fund and the Risk-Managed Equity Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events

Effective January 22, 2013, the ICON Risk-Managed Equity Fund changed its name to the ICON Risk-Managed Balanced Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 22, 2013

By (Signature and Title)*	/s/ Jessica Seidlitz
Jessica Seidlitz, Vice President and Mutual Fund Controller (Principal Financial Officer and Treasurer)

Date February 22, 2013

* Print the name and title of each signing officer under his or her signature.